Business Combinations - Schedule of Unpaid Balance and Fair Value of the Acquired Loan Portfolio (Details) - USD ($) $ in Millions	Mar. 27, 2023	Jan. 03, 2022
SVB
Business Acquisition [Line Items]
UPB	$ 71,287
Loans and Leases, FV	68,468
SVB | Non-PCD
Business Acquisition [Line Items]
UPB	68,719
Loans and Leases, FV	66,422
SVB | PCD
Business Acquisition [Line Items]
UPB	2,568
Loans and Leases, FV	$ 2,046
CIT Group Inc.
Business Acquisition [Line Items]
UPB		$ 33,092
Loans and Leases, FV		32,714
CIT Group Inc. | Non-PCD
Business Acquisition [Line Items]
UPB		29,542
Loans and Leases, FV		29,481
CIT Group Inc. | PCD
Business Acquisition [Line Items]
UPB		3,550
Loans and Leases, FV		$ 3,233